UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  ; Amendment Number:
This Amendment (Check only one.): 	is a restatement.
	 adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	 Stelac Advisory Services LLC
Address: 598 Madison Avenue 5th Floor
	 New York, NY 10022


Form 13F File Number: 28-14456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carlos M. Lopez-Ona
Title: 	Chief Financial Officer
Phone: 	212-920-3891

Signature, Place, and Date of Signing:

/s/ Carlos M. Lopez-Ona		New York, NY		February 8, 2012

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F		File Number Name
28-

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	46
Form 13F Information Table Value Total: 	$120,420
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 		Form 13F File Number 		Name
NONE	  	28-NONE	  	NONE

FORM 13F INFORMATION TABLE

COLUMN 1		COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6	COLUMN 7	COLUMN 8

NAME 			TITLE 		CUSIP		VALUE		SHRS OR SH/PUT	INVESTMENT	OTHER		VOTING AUTHORITY
OF ISSUER		OF CLASS			(x$1000)	PRN AMT CALL	DISCRETION	MANAGER		SOLE SHARED NONE


SPDR S&P 500 ETF TRUST 	COM		78462F1030	30,713 		244,534 SH	SHARED				NONE
RYDEX ETF TRUST S&P 500 COM		78355W1062	11,225 		242,546 SH	SHARED				NONE
JPMORGAN CHASE & CO
ALERIAN MLP INDEX	COM		46625H3654	10,076 		258,558 SH	SHARED				NONE
VANGUARD INDEX FUNDS
EMMA ETF		COM		9220428588	10,076 		263,688 SH	SHARED				NONE
ISHARES S&P EUROPE 350
ETF			COM		4642878619	9,686 		287,074 SH	SHARED				NONE
VANGUARD INDEX FUNDS
REIT ETF		COM		9229085538	8,116 		139,948 SH	SHARED				NONE
VANGUARD INDEX FUNDS
EUROPEAN ETF		COM		9220428745	7,370 		177,902 SH	SHARED				NONE
SPDR DJIA ETF TRUST	COM		78467X1090	5,898 		48,403 	SH	SHARED				NONE
ISHARES INC MSCI JAPAN
ETF			COM		4642868487	4,773 		523,939 SH	SHARED				NONE
ISHARES INC MSCI
PACIFIC EX-JAPAN ETF	COM		4642866655	4,101 		105,331 SH	SHARED				NONE
ISHARES DJ SELECT
INDEX DIVIDEND FUND	COM		4642871689	3,953 		73,535 	SH	SHARED				NONE
SPDR INDEX SHARES
FUNDS EMMA ASIA PAC ETF	COM		78463X3017	2,459 		37,258 	SH	SHARED				NONE
ISHARES INC MSCI
EMMA ETF		COM		4642872349	2,087 		55,014 	SH	SHARED				NONE
ISHARES MSCI
GERMANY ETF		COM		4642868065	1,965 		102,217 SH	SHARED				NONE
ISHARES MSCI SWEDEN ETF	COM		4642867562	767 		30,513 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA LATIN AMERICA ETF	COM		78463X7075	595 		8,625 	SH	SHARED				NONE
ISHARES MSCI EAFE ETF	COM		4642874659	570 		11,500 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA EUROPE ETF		COM		78463X6085	474 		13,179 	SH	SHARED				NONE
PFIZER INC		COM		7170811035	459 		21,200 	SH	SHARED				NONE
EXXON MOBIL CORP	COM		30231G1022	416 		4,910 	SH	SHARED				NONE
JP MORGAN CHASE & CO	COM		46625H1005	330 		9,911 	SH	SHARED				NONE
BANK OF AMERICA CORP	COM		0605051046	303 		54,569 	SH	SHARED				NONE
WELLS FARGO & CO	COM		9497461015	299 		10,850 	SH	SHARED				NONE
ISHARES MSCI BRASIL
FREE ETF		COM		4642864007	286 		4,975 	SH	SHARED				NONE
CATERPILLAR INC		COM		1491231015	245 		2,700 	SH	SHARED				NONE
ISHARES TRUST IBOXX
USD HIGH YIELD CORPORATE
BOND ETF		COM		4642885135	237 		2,654 	SH	SHARED				NONE
HEWLETT-PACKARD CO	COM		4282361033	198 		7,700 	SH	SHARED				NONE
AT&T INC		COM		00206R1023	190 		6,280 	SH	SHARED				NONE
GENERAL ELECTRIC CO	COM		3696041033	183 		10,240 	SH	SHARED				NONE
ISHARES MSCI EMU INDEX
FUND ETF		COM		4642866085	183 		6,550 	SH	SHARED				NONE
HOME DEPOT INC		COM		4370761029	182 		4,320 	SH	SHARED				NONE
CONOCOPHILLIPS CO	COM		20825C1045	181 		2,480 	SH	SHARED				NONE
GLOBAL X NORWARY FTSE
NORWAY 30 ETF		COM		37950E7470	178 		14,159 	SH	SHARED				NONE
ISHARES MSCI POLAND
INVESTABLE MARKET ETF	COM		46429B6065	175 		8,075 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA MIDDLE EAST &
AFRICA ETF		COM		78463X8065	167 		2,668 	SH	SHARED				NONE
ISHARES TRUST RUSSELL
2000 ETF		COM		4642876555	135 		1,834 	SH	SHARED				NONE
WAL-MART STORES INC	COM		9311421039	131 		2,200 	SH	SHARED				NONE
MICROSOFT CORP		COM		5949181045	127 		4,900 	SH	SHARED				NONE
COCA-COLA CO		COM		1912161007	126 		1,800 	SH	SHARED				NONE
QUALCOMM INC		COM		7475251036	123 		2,240 	SH	SHARED				NONE
JC PENNEY CO INC	COM		7081601061	121 		3,440 	SH	SHARED				NONE
ISHARES TRUST JP MORGAN
USD EMMA BOND FUND ETF	COM		4642882819	121 		1,100 	SH	SHARED				NONE
SCRIPPS NETWORKS
INTERACTIVE INC 	COM		8110651010	118 		2,790 	SH	SHARED				NONE
PROCTER & GAMBLE CO	COM		7427181091	104 		1,560 	SH	SHARED				NONE
ABBOTT LABORATORIES	COM		0028241000	100 		1,784 	SH	SHARED				NONE
CITRIX SYSTEMS INC	COM		1773761002	100 		1,650 	SH	SHARED				NONE